Leasing Arrangements - Schedule of Lease Liability Maturity (Details) - USD ($) $ in Millions	Mar. 31, 2019	Jan. 01, 2019
Operating Leases
2019	$ 3,051
2020	3,805
2021	3,462
2022	3,045
2023	2,689
Thereafter	10,792
Total lease payments	26,844
Less interest	(4,876)
Present value of lease liabilities	21,968
Less current obligation	(2,997)	$ (2,931)
Non-current operating lease liabilities	18,971	$ 19,203
Finance Leases
2019	279
2020	270
2021	173
2022	122
2023	75
Thereafter	105
Total lease payments	1,024
Less interest	(90)
Total Finance lease liabilities	934
Less current obligation	(323)
Long-term debt	$ 611